UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera              New York, New York           August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        10

Form 13F Information Table Value Total:   $105,610
                                         (thousands)


Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

1. Name: MMI Investments, LP       13F File Number: 028-12272

                                                    FORM 13F INFORMATION TABLE
                                                          June 30, 2010


COLUMN 1                        COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                 TITLE                VALUE      SHRS OR  SH/ PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION     MANAGERS   SOLE     SHARED  NONE
ACTUANT CORP                   CL A NEW   00508X203    7,381     392,000  SH          Sole            None     392,000
BRINKS CO                      COM        109696104    5,229     274,800  SH          Sole            None     274,800
CLEARWATER PAPER CORP          COM        18538R103    2,314      42,250  SH          Sole            None      42,250
COMMSCOPE INC                  COM        203372107   11,685     491,600  SH          Sole            None     491,600
DHT HOLDINGS INC               COM        Y2065G105   18,418   4,784,000  SH          Sole            None   4,784,000
DUCOMMUN INC DEL               COM        264147109    5,429     317,500  SH          Sole            None     317,500
EMS TECHNOLOGIES INC           COM        26873N108   11,035     734,700  SH          Sole            None     734,700
GENOPTIX INC                   COM        37243V100      860      50,000  SH          Sole            None      50,000
ODYSSEY HEALTHCARE INC         COM        67611V101    6,279     235,000  SH          Sole            None     235,000
UNISYS CORP                    COM NEW    909214306   36,980   2,000,000  SH          Sole            None   2,000,000




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